Earnings Per Share(Table)	12 Months Ended
Dec. 31, 2020
Earnings Per Share Abstract [Abstract]
Schedule Of Weighted Average Number Of Shares Table Text Block [Text Block]

Details of weighted average number of ordinary shares outstanding for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(in number of shares)
	Number of Shares	Accumulated amount	Number of Shares	Accumulated amount	Number of shares	Accumulated amount
Number of issued ordinary shares	418,111,537	152,610,711,005	415,807,920	152,564,638,665	415,807,920	152,185,698,720
Number of treasury shares	(22,560,240)	(7,888,226,378)	(26,173,585)	(9,801,574,522)	(26,173,585)	(9,579,532,110)

Average number of ordinary shares outstanding	395,551,297	144,722,484,627	389,634,335	142,763,064,143	389,634,335	142,606,166,610
Number of days		365		365		366
Weighted average number of ordinary shares outstanding		396,499,958		391,131,683		389,634,335

Schedule Of Earnings Per Share Basic By Common Class Text Block [Text Block]

Details of basic earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,061,191,387,929	￦	3,311,827,412,557	￦	3,455,151,501,224
Deduction: Dividends on hybrid securities		—		6,512,500,000		22,859,500,000
Profit attributable to the ordinary equity holders of the Parent Company (A)		3,061,191,387,929		3,305,314,912,557		3,432,292,001,224
Weighted average number of ordinary shares outstanding (B)		396,499,958		391,131,683		389,634,335
Basic earnings per share (A/B)	￦	7,721	￦	8,451	￦	8,809

Schedule Of Adjusted Profit For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted profit for diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	3,061,191,387,929	￦	3,311,827,412,557	￦	3,455,151,501,224
Deduction: Dividends on hybrid securities		—		6,512,500,000		22,859,500,000

Profit attributable to ordinary equity holders of the Parent Company		3,061,191,387,929		3,305,314,912,557		3,432,292,001,224
Adjustments: Interest expense on exchangeable bonds		—		—		798,012,332

Adjusted profit for diluted earnings per share	￦	3,061,191,387,929	￦	3,305,314,912,557	￦	3,433,090,013,556

Schedule Of Adjusted Weighted Average Number Of Shares For Diluted Earnings Per Share Table Text Block [Text Block]

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018	2019	2020
	(In number of shares)
Weighted average number of ordinary shares outstanding	396,499,958	391,131,683	389,634,335
Adjustment:
Stock grants	2,307,630	2,890,513	3,416,737
Exchangeable bonds	—	—	1,707,650

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	398,807,588	394,022,196	394,758,722

Schedule Of Earnings Per Share Diluted By Common Class Text Block [Text Block]

Details of diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,061,191,387,929	￦	3,305,314,912,557	￦	3,433,090,013,556
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		398,807,588		394,022,196		394,758,722

Diluted earnings per share	￦	7,676	￦	8,389	￦	8,697